Investment Securities - Carrying Amounts and Fair Values of Securities Available for Sale and Held to Maturity (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Amortized Cost	$ 186,110	$ 88,105
Available-for-sale Securities, Gross Unrealized Gains	5,591	807
Available-for-sale Securities, Gross Unrealized Losses	188	388
Available-for-sale Securities, Fair Value	191,513	88,524
Held-to-maturity Securities, Amortized Cost	28,207	13,428
Held-to-maturity Securities, Gross Unrealized Gains	1,393	72
Held-to-maturity Securities, Gross Unrealized Losses		1
Held-to-maturity Securities, Fair Value	29,600	13,499
U.S. Government Agencies [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Amortized Cost	36,804	25,869
Available-for-sale Securities, Gross Unrealized Gains	611	18
Available-for-sale Securities, Gross Unrealized Losses	26	201
Available-for-sale Securities, Fair Value	37,389	25,686
Held-to-maturity Securities, Amortized Cost	459	578
Held-to-maturity Securities, Gross Unrealized Gains	11	5
Held-to-maturity Securities, Fair Value	470	583
GSE - Mortgage-backed Securities and CMOs [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Amortized Cost	39,720	38,305
Available-for-sale Securities, Gross Unrealized Gains	1,844	413
Available-for-sale Securities, Gross Unrealized Losses	68	142
Available-for-sale Securities, Fair Value	41,496	38,576
Asset-backed Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Amortized Cost	38,536
Available-for-sale Securities, Gross Unrealized Gains	748
Available-for-sale Securities, Gross Unrealized Losses	3
Available-for-sale Securities, Fair Value	39,281
State and Political Subdivisions [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Amortized Cost	67,148	13,937
Available-for-sale Securities, Gross Unrealized Gains	2,107	329
Available-for-sale Securities, Gross Unrealized Losses	91	45
Available-for-sale Securities, Fair Value	69,164	14,221
Held-to-maturity Securities, Amortized Cost	17,748	6,826
Held-to-maturity Securities, Gross Unrealized Gains	1,382	62
Held-to-maturity Securities, Fair Value	19,130	6,888
U.S. Treasury [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Amortized Cost		4,976
Available-for-sale Securities, Gross Unrealized Gains		36
Available-for-sale Securities, Fair Value		5,012
Corporate Bonds [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Amortized Cost	3,902	5,018
Available-for-sale Securities, Gross Unrealized Gains	281	11
Available-for-sale Securities, Fair Value	4,183	5,029
Held-to-maturity Securities, Amortized Cost	10,000	6,024
Held-to-maturity Securities, Gross Unrealized Gains		5
Held-to-maturity Securities, Gross Unrealized Losses		1
Held-to-maturity Securities, Fair Value	$ 10,000	$ 6,028